Product Warranties	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Product Warranties Disclosures [Abstract]
Product Warranties

NOTE 13. PRODUCT WARRANTIES

We offer warranties on certain products for various periods of time. We accrue for the estimated cost of product warranties at the time revenue is recognized. Our product warranty liability reflects management’s best estimate of probable liability based on current and historical product sales data and warranty costs incurred.

The table below summarizes the changes in the carrying amount of the liability for product warranties for the quarters ended September 30, 2013 and September 30, 2012:

(in millions)
Balance at June 30, 2013	$18
Warranty Accrual	3
Warranty Claims Paid	(2)
Adjustments to Preexisting Accruals	(2)

Balance at September 30, 2013	$17

(in millions)
Balance at June 30, 2012	$31
Warranty Accrual	1
Warranty Claims Paid	(7)
Adjustments to Preexisting Accruals	—

Balance at September 30, 2012	$25

As of September 30, 2013 and September 30, 2012, approximately $6 million and $13 million, respectively, of the ending liability balances related to accruals for product recalls.

NOTE 17. PRODUCT WARRANTIES

We offer warranties on certain products for various periods of time. We accrue for the estimated cost of product warranties at the time revenue is recognized. Our product warranty liability reflects management’s best estimate of probable liability based on current and historical product sales data and warranty costs incurred.

The table below summarizes the changes in the carrying amount of the liability for product warranties for the fiscal years ended June 30, 2013, and 2012:

(in millions)	Total
Balance at June 30, 2011	$21
Warranty Accrual	28
Warranty Claims Paid	(16)
Adjustments to Preexisting Accruals	(2)

Balance at June 30, 2012	31
Warranty Accrual	10
Warranty Claims Paid	(19)
Adjustments to Preexisting Accruals	(4)

Balance at June 30, 2013	$18

As of June 30, 2013, 2012 and 2011, approximately $6 million, $18 million and $8 million, respectively, of the ending liability balances related to accruals for product recalls.